Commitments and Contingencies - Summary of Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2021	$ 358
2021		$ 1,408
2022	2,696	1,390
2023	2,449	1,111
2024	2,188	823
2025	2,235	837
Thereafter	1,389	567
Total future minimum lease payments	$ 11,315	$ 6,136